Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock
INFINITY Q DIVERSIFIED ALPHA FUND

(the “Fund”)

Class A	IQDAX
Class I	IQDNX

A series of Trust for Advised Portfolios (the “Trust”)

Supplement dated April 2, 2015 to the

Prospectus dated September 26, 2014, as previously supplemented, the

Summary Prospectus dated September 26, 2014 and the

Statement of Additional Information (“SAI”) dated September 26, 2014

The Trust’s Board of Trustees has approved a new Operating Expenses Limitation Agreement with expense caps of 2.75% and 2.50% for the Class A and Class I shares, respectively.  The new Agreement takes effect April 6, 2015.  In connection with these changes, the Fund will waive the redemption fee on shares of the Fund purchased on or before April 6, 2015.

The following revisions are made to the Fund’s Summary Prospectus, Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	Infinity Q Diversified Alpha Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Fees and Expenses of the Fund table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	The Fund’s Example on page 2 of the Summary Prospectus and pages 1 and 2 of the Prospectus is deleted and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Prospectus, Summary Prospectus and SAI.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.70%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,296
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.70%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764

[1]	The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (defined below). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board.
[2]	Other expenses are based on estimated amounts for the current fiscal year.